Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Various Stock Options Plans (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options Outstanding at Beginning of the Period, Shares	63,171,918	75,823,941	85,622,705
Stock Options Granted, Shares	1,168,011	4,180,492	4,063,369
Stock Options Exercised, Shares	(17,260,740)	(15,681,323)	(8,508,107)
Stock Options Cancelled, Shares	(354,424)	(1,151,192)	(5,354,026)
Stock Options Outstanding at End of the Period, Shares	46,724,765	63,171,918	75,823,941
Stock Options Exercisable at End of Period, Shares	39,556,000	50,671,654	57,039,334
Weighted-Average Exercise Price Outstanding at Beginning of the Period	$ 28.83	$ 27.60	$ 26.80
Weighted Average Exercise Price Granted	$ 33.99	$ 28.65	$ 28.66
Weighted-Average Exercise Price Exercised	$ 28.41	$ 23.12	$ 19.49
Weighted-Average Exercise Price Cancelled	$ 29.22	$ 24.90	$ 28.44
Weighted-Average Exercise Price Outstanding at End of the Period	$ 29.12	$ 28.83	$ 27.60
Weighted-Average Exercise Price Exercisable	$ 29.19	$ 30.12	$ 29.14
Weighted Average Remaining Contractual Term, Outstanding at the End of the Period	4 years 4 months 24 days	4 years 10 months 24 days	5 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable	3 years 9 months 18 days	4 years 2 months 12 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 527	$ 196	$ (42)
Aggregate Intrinsic Value, Exercisable	$ 444	$ 92	$ (120)